[LETTERHEAD OF KUMMER KAEMPFER BONNER & RENSHAW]

June 22, 2005

VIA FEDERAL EXPRESS

Pamela A. Long, Esq.

Edward M. Kelly, Esq.

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	VENDINGDATA CORPORATION (THE “COMPANY”)
PRE-EFFECTIVE AMENDMENT FILED ON JUNE 1, 2005
FILE NO. 333-123401

Dear Ms. Long and Mr. Kelly:

We are in receipt of your facsimile dated June 17, 2005 in which you provided comments to the Company’s Registration Statement on Form S-3 (the “Registration Statement”). The purpose of this letter is to provide the Company’s responses to those comments and to identify the corresponding revisions contained in the Company’s Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement.

Set forth below are the comments in your facsimile dated June 17, 2005 with respect to the Registration Statement and the Company’s responses to such comments.

Selling Stockholders

1.	Refer to prior comment 2. If the persons identified in footnotes 1-14 share voting power and investment control over the securities held by the beneficial owner, you must identify the persons with whom they share voting and investment control because those persons also would be beneficial owners with the meaning of Rule 13d-3. Alternatively, if the persons identified in footnotes 1-14 have sole voting and investment control over the securities held by the beneficial owner, indicate that the identified persons have sole voting and investment control.

In response to this comment, we have clarified that the persons identified in footnotes 1-14 on pages 16-17 of the Amendment possess sole voting and investment control over the relevant shares of the Company’s common stock.

2.	Refer to prior comment 5. The disclosure on page 18 is unclear whether the selling stockholders who are broker dealer affiliates purchased in the ordinary course of business the securities that they are selling. Likewise, the disclosure on page 18 is unclear whether the selling stockholders who are broker dealer affiliates had any agreements or understandings, directly or indirectly, with any persons to distribute the securities at the time of their purchase. Please advise.

As we discussed, we have clarified the disclosure on page 17 of the Amendment to state that the broker dealer affiliates purchased the shares beneficially owned by them in the ordinary course of

Edward M. Kelly, Esq.

Pamela A. Long, Esq.

June 22, 2005

business and that the broker dealer affiliates did not have any agreements or understandings, directly or indirectly, with any persons to distribute the shares at the time of purchase.

3.	Delete the statement that counsel assumes that a sufficient number of shares will be authorized and available for issuance.

As requested, we have provided an updated opinion of counsel as Exhibit 5.1 to the Amendment that omits the assumption.

The Company asks that you indicate your receipt of the enclosed materials by stamping and returning to the undersigned the enclosed copy of this letter in the self-addressed, stamped envelope provided for your convenience.

If you have any questions or require additional information, please do not hesitate to contact the undersigned at the telephone number listed above.

Sincerely,

KUMMER KAEMPFER BONNER & RENSHAW

/s/    ROBERT C. KIM

Robert C. Kim

RCK

cc:	Mark R. Newburg
Douglas H. Caszatt
Michael J. Bonner